[MORRISON & FOERSTER, LLP LETTERHEAD]

July 3, 2002

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust; File Nos. 333-74295; 811-09253

Ladies/Gentlemen:

            In connection with the registration of Wells Fargo Funds Trust (the "Trust") under the Investment Company Act of 1940 (the "1940 Act") and the issuance of securities by it under the Securities Act of 1933 (the "1933 Act"), enclosed for filing pursuant to Rule 497(j) of the 1933 Act is a Rule 497(j) Certificate for the Outlook Funds of the Trust.

            The Prospectuses and related Statement of Additional Information for these Funds were originally filed in Post-Effective Amendment No. 39 under the 1933 Act and Amendment No. 40 under the 1940 Act to the Trust’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act on July 1, 2002.

            If you have any questions, please contact the undersigned at (202) 887-6944.

Sincerely,

/s/ Kimberly A. Karcewski

Kimberly A. Karcewski